Revenue Recognition (Details) - Schedule of remaining performance obligations represents contracted revenues $ in Thousands	Jun. 30, 2020 USD ($)
Remainder of 2020 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 8,560
2021 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	2,422
2022 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	802
Product [Member] | Remainder of 2020 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	4,867
Product [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	447
Product [Member] | 2022 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total
Services [Member] | Remainder of 2020 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	3,693
Services [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	1,975
Services [Member] | 2022 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 802